BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
BUSINESS SEGMENT INFORMATION
BUSINESS SEGMENT INFORMATION

2 Business segment information

The Group’s operating structure is organised around three global franchises and the chief operating decision maker monitors performance, makes operating decisions and allocates resources on a global franchise basis. Accordingly, the Group has concluded that there are three reportable segments.

Franchise presidents have responsibility for upstream marketing, driving product portfolio and technology acquisition decisions, and full commercial responsibility for their franchises in the US. Regional presidents in EMEA and APAC are responsible for the implementation of the global franchise strategy in their respective regions. During 2021, the Group transitioned from three franchise presidents to two; with the franchise president of the Sports Medicine & ENT franchise also assuming responsibility for the Orthopaedics franchise. There was no change to the manner in which the chief operating decision maker monitors performance, makes operating decisions or allocates resources and accordingly the Group continues to have three reportable segments.

The Executive Committee (‘ExCo’) comprises the Chief Financial Officer (‘CFO’), the franchise presidents, the regional presidents and certain heads of function, and is chaired by the Chief Executive Officer (‘CEO’). ExCo is the body through which the CEO uses the authority delegated to him by the Board of Directors to manage the operations and performance of the Group. All significant operating decisions regarding the allocation and prioritisation of the Group’s resources and assessment of the Group’s performance are made by ExCo, and while the members have individual responsibility for the implementation of decisions within their respective areas, it is at the ExCo level that these decisions are made. Accordingly, ExCo is considered to be the Group’s chief operating decision maker as defined by IFRS 8 Operating Segments.

In making decisions about the prioritisation and allocation of the Group’s resources, ExCo reviews financial information for the three franchises (Orthopaedics, Sports Medicine & ENT and Advanced Wound Management) and determines the best allocation of resources to the franchises. This information is prepared substantially on the same basis as the Group’s IFRS financial statements aside from the adjustments described in Note 2.2. Financial information for corporate costs is presented on a Group-wide basis. The ExCo is not provided with total assets and liabilities by segment, and therefore these measures are not included in the disclosures below. The results of the segments are shown below.

Group financial statements continued

Notes to the Group accounts continued

2 Business segment information continued

2.1 Revenue by business segment and geography

Accounting policy

Revenue is recognised as the performance obligations to deliver products or services are satisfied and is recorded based on the amount of consideration expected to be received in exchange for satisfying the performance obligations. Revenue is recognised primarily when control is transferred to the customer, which is generally when the goods are shipped or delivered in accordance with the contract terms, with some transfer of services taking place over time. Substantially all performance obligations are fulfilled within one year. There is no significant revenue associated with the provision of services. Payment terms to our customers are based on commercially reasonable terms for the respective markets while also considering a customer’s credit rating. Appropriate provisions for returns, trade discounts and rebates are deducted from revenue. Rebates primarily comprise chargebacks and other discounts granted to certain customers. Chargebacks are discounts that occur when a third-party purchases product from a wholesaler at its agreed price plus a mark-up. The wholesaler in turn charges the Group for the difference between the price initially paid by the wholesaler and the agreed price. The provision for chargebacks is based on expected sell-through levels by the Group’s wholesalers to such customers, as well as estimated wholesaler inventory levels.

Orthopaedics and Sports Medicine & ENT (Ear, Nose & Throat)

Orthopaedics and Sports Medicine & ENT consists of the following businesses: Knee Implants, Hip Implants, Other Reconstruction, Trauma & Extremities, Sports Medicine Joint Repair, Arthroscopic Enabling Technologies and ENT. Sales of inventory located at customer premises and available for customers’ immediate use are recognised when notification is received that the product has been implanted or used. Substantially all other revenue is recognised when control is transferred to the customer, which is generally when the goods are shipped or delivered in accordance with the contract terms. Revenue is recognised for the amount of consideration expected to be received in exchange for transferring the products or services.

In general our business in Established Markets is direct to hospitals and ambulatory surgery centers whereas in the Emerging Markets we generally sell through distributors.

Advanced Wound Management

Advanced Wound Management consists of the following businesses: Advanced Wound Care, Advanced Wound Bioactives and Advanced Wound Devices. Substantially all revenue is recognised when control is transferred to the customer, which is generally when the goods are shipped or delivered in accordance with the contract terms. Revenue is recognised for the amount of consideration expected to be received in exchange for transferring the products or services. Appropriate provisions for returns, trade discounts and rebates are deducted from revenue, as explained above.

The majority of our Advanced Wound Management business, and in particular products used in community and homecare facilities, is through wholesalers and distributors. When control is transferred to a wholesaler or distributor, revenue is recognised accordingly. The proportion of sales direct to hospitals is higher in our Advanced Wound Devices business in Established Markets.

Segment revenue reconciles to statutory revenues from continuing operations as follows:

	2021	2020	2019
	$ million	$ million	$ million
Reportable segment revenue
Orthopaedics	2,156	1,917	2,222
Sports Medicine & ENT	1,560	1,333	1,536
Advanced Wound Management	1,496	1,310	1,380
Revenue from external customers	5,212	4,560	5,138

Disaggregation of revenue:

The following table shows the disaggregation of Group revenue by product franchise:

	2021	2020	2019
	$ million	$ million	$ million
Revenue by product from continuing operations
Knee Implants	876	822	1,042
Hip Implants	612	567	613
Other Reconstruction	92	68	79
Trauma & Extremities	576	460	488
Orthopaedics	2,156	1,917	2,222
Sports Medicine Joint Repair	839	710	794
Arthroscopic Enabling Technologies	590	517	591
ENT (Ear, Nose and Throat)	131	106	151
Sports Medicine & ENT	1,560	1,333	1,536
Advanced Wound Care	731	647	701
Advanced Wound Bioactives	496	431	436
Advanced Wound Devices	269	232	243
Advanced Wound Management	1,496	1,310	1,380
Consolidated revenue from continuing operations	5,212	4,560	5,138

The following table shows the disaggregation of Group revenue by geographic market and product category. The disaggregation of revenue into the two product categories below reflects that in general the products in the Advanced Wound Management franchises are sold to wholesalers and intermediaries, while products in the other franchises are sold directly to hospitals, ambulatory surgery centers and distributors. The further disaggregation of revenue by Established Markets and Emerging Markets reflects that in general our products are sold through distributors and intermediaries in the Emerging Markets while in the Established Markets, with the exception of the Advanced Wound Care and Bioactives franchises, products are in general sold direct to hospitals and ambulatory surgery centers. The disaggregation by Established Markets and Emerging Markets also reflects their differing economic factors including volatility in growth and outlook.

			2021			2020			2019
	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Orthopaedics, Sports Medicine & ENT	2,969	747	3,716	2,619	631	3,250	2,986	772	3,758
Advanced Wound Management	1,327	169	1,496	1,170	140	1,310	1,195	185	1,380
Total	4,296	916	5,212	3,789	771	4,560	4,181	957	5,138

1	Established Markets comprises the US, Australia, Canada, Europe, Japan and New Zealand.

US revenue for 2021 was $2,658m (2020: $2,339m, 2019: $2,551m), China revenue for 2021 was $352m (2020: $318m, 2019: $336m) and UK revenue for 2021 was $189m (2020: $166m, 2019: $211m).

Group financial statements continued

Notes to the Group accounts continued

2 Business segment information continued

Contract assets and liabilities

The nature of our products and services do not generally give rise to contract assets as we do not typically incur costs to fulfil a contract before a product or service is provided to the customer. The Group generally satisfies performance obligations within one year from the contract inception date. There was no material revenue recognised in the current reporting period that related to carried-forward contract liabilities (deferred income) or performance obligations satisfied in the previous year. There is no material revenue that is likely to arise in future periods from unsatisfied performance obligations at the balance sheet date. Therefore, there are no associated significant accrued income and deferred income balances at 31 December 2021. As of 31 December 2021, contract assets principally comprise trade receivables and contract liabilities principally comprise rebates (as described in the accounting policy above). The accrual for rebates at 31 December 2021 was $97m (2020: $97m) with $389m being recognised in revenue in 2021.

Major customers

No single customer generates revenue greater than 10% of the consolidated revenue.

2.2 Trading and operating profit by business segment

Trading profit is a trend measure which presents the profitability of the Group excluding the impact of specific transactions that management considers affect the Group’s short-term profitability and the comparability of results. The Group presents this measure to assist investors in their understanding of trends. The Group has identified the following items, where material, as those to be excluded from operating profit when arriving at trading profit: acquisition and disposal related items; amortisation and impairment of acquisition intangibles; significant restructuring programmes; gains and losses arising from legal disputes; and other significant items. Further detail is provided in Notes 2.3, 2.4, 2.5 and 2.6.

Segment trading profit is reconciled to the statutory measure below:

	2021	2020	2019
	$ million	$ million	$ million
Segment profit
Orthopaedics	367	389	666
Sports Medicine & ENT	459	306	489
Advanced Wound Management	474	316	370
Segment trading profit	1,300	1,011	1,525
Corporate costs	(364)	(328)	(356)
Group trading profit	936	683	1,169
Acquisition and disposal related items	(7)	(4)	(32)
Restructuring and rationalisation expenses	(113)	(124)	(134)
Amortisation and impairment of acquisition intangibles	(172)	(171)	(143)
Legal and other	(51)	(89)	(45)
Group operating profit	593	295	815

2.3 Acquisition and disposal related items

For the year to 31 December 2021 costs primarily relate to the acquisition of Extremity Orthopaedics and prior year acquisitions, partially offset by credits relating to remeasurement of deferred and contingent consideration for prior year acquisitions.

For the year to 31 December 2020 costs primarily relate to the acquisition of Tusker and prior year acquisitions, partially offset by credits relating to remeasurement of contingent consideration for prior year acquisitions.

For the year to 31 December 2019 costs primarily relate to the acquisitions of Ceterix, Osiris, Leaf, Brainlab OJR and Atracsys.

2.4 Restructuring and rationalisation costs

For the years ended 31 December 2021, 2020 and 2019 these costs relate to the implementation of the Accelerating Performance and Execution (APEX) programme that was announced in February 2018 and for the years ended 31 December 2021 and 2020 these costs also include the Operations and Commercial Excellence programme announced in February 2020.

2.5 Amortisation and impairment of acquisition intangibles

For the years ended 31 December 2021, 2020 and 2019 these costs relate to the amortisation and impairment of intangible assets acquired in material business combinations.

2.6 Legal and other

For the year ended 31 December 2021 charges primarily relate to legal expenses for ongoing metal-on-metal hip claims. These charges in the year to 31 December 2021 were partially offset by a credit of $35m relating to insurance recoveries for ongoing metal-on-metal hip claims.

For the year ended 31 December 2020 charges primarily relate to legal expenses for ongoing metal-on-metal hip claims and an increase of $17m in the provision that reflects the present value of the estimated costs to resolve all other known and anticipated metal-on-metal hip claims.

For the year ended 31 December 2019 charges primarily relate to legal expenses for ongoing metal-on-metal hip claims and an increase of $121m in the provision that reflects the present value of the estimated costs to resolve all other known and anticipated metal-on-metal hip claims. These charges in the year to 31 December 2019 were partially offset by a credit of $147m relating to insurance recoveries for ongoing metal-on-metal hip claims.

The years ended 31 December 2021, 2020 and 2019 also include costs for implementing the requirements of the EU Medical Device Regulation which came into effect in May 2021.

2.7 Non-current assets by geography

The following table presents the non-current assets of the Group based on their location:

	2021	2020	2019
	$ million	$ million	$ million
United Kingdom	541	403	385
United States of America	4,125	4,093	4,034
Other	1,447	1,517	1,405
Total non-current assets of the consolidated Group[1]	6,113	6,013	5,824

1	Non-current assets excludes retirement benefit assets and deferred tax assets.